Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Disclosure of maturity analysis of undiscounted operating lease payments
The undiscounted lease liability contractual maturities as at September 30, 2022 and December 31, 2021 are as follows:

	September 30, 2022	31 December 2021
	£'000	£'000
Within one year	1,639	1,075
One to five years	5,049	3,811
More than 5 years	398	415
	7,086	5,301